Income Taxes (Reconciliation of the Statutory Tax Rates and Effective Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the statutory tax rates and the effective tax rates
Statutory rate	21.00%	34.00%
Valuation allowance	(26.40%)	57.60%
Nondeductible stock compensation	0.10%	(0.10%)
Deferred tax expense from enacted rate reduction		(98.70%)
Other	5.30%	7.20%
Effective tax rate